Dividends - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Dividends Payable [Line Items]
Dividend paid to preferred shareholders	$ 16,026	$ 15,768	$ 15,767
Dividends paid to common stockholders	$ 0	$ 0